SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		0 Months Ended		12 Months Ended		3 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Nov. 11, 2013 Maximum [Member]	Nov. 11, 2013 Minimum [Member]	Dec. 31, 2013 Consultants [Member]	Dec. 31, 2012 Consultants [Member]	Jun. 30, 2014 Common Stock [Member]	Jun. 30, 2014 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]
Schedule Of Significant Accounting Policies [Line Items]
Research and Development Expense, Total	$ 220,995	$ 87,436	$ 545,412	$ 193,806	$ 1,135,513	$ 1,219,515			$ 1,135,500	$ 1,219,500
Class of Warrant or Right, Outstanding													2,043,835
Foreign Currency Transaction Gain (Loss), Unrealized					$ 21,000	$ 64,000
Stock Issued During Period, Shares, Stock Splits							50,000,000	3,800,000
Weighted Average Number of Shares, Common Stock Subject to Repurchase or Cancellation											2,043,835	2,043,835